Shareholders' Equity - Additional Information (Details)		1 Months Ended		3 Months Ended	9 Months Ended
	Nov. 02, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) VotingRight $ / shares	Sep. 30, 2019 GBP (£) £ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 £ / shares
Class Of Stock [Line Items]
Payment of offering expenses				$ 605,000	$ 605,000
Common Stock, Conversion Basis					one-for-0.8003
Ordinary Shares, Par Value | £ / shares						£ 0.10	£ 0.10
Ordinary shares voting rights description					Each holder of ordinary shares is entitled to one vote per ordinary share
Ordinary shares dividends declared					$ 0
Number of ordinary voting rights | VotingRight					1
Maximum
Class Of Stock [Line Items]
Ordinary shares maximum nominal value | £						£ 13,023,851.50
Redesignation
Class Of Stock [Line Items]
Common Stock, Conversion Basis					one-for-one
Corporate Reorganization
Class Of Stock [Line Items]
Ordinary Shares, Par Value | (per share)					$ 0.10			£ 0.00001
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares in initial public offering net of issuance, Shares | shares	16,103,572		16,103,572
Issue price per share | $ / shares	$ 14.00		$ 14.00
Issuance of ADRs in initial public offering, net of issuance costs			$ 205,500,000
Underwriting discounts and commissions			15,800,000
Payment of offering expenses	$ 4,200,000		$ 4,200,000
American Depositary Shares | Follow-On Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares in initial public offering net of issuance, Shares | shares		9,725,268
Issue price per share | $ / shares		$ 14.25		$ 14.25
Issuance of ADRs in initial public offering, net of issuance costs		$ 129,700,000
Underwriting discounts and commissions		8,300,000
Payment of offering expenses		8,300,000
Offering expenses including accrued		600,000
American Depositary Shares | Underwriter Discounts and Commissions
Class Of Stock [Line Items]
Payment of offering expenses	$ 15,800,000	$ 600,000
Convertible Preferred Shares
Class Of Stock [Line Items]
Preferred stock conversion basis					one-for-0.8003